3. SIGNIFICANT ACCOUNTING POLICIES (Details - Fair value derivative liabilities) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative liability	$ 273,170	$ 779,796	$ 1,153,491
Level 3 [Member]
Derivative liability	$ 273,170	$ 779,796